Loans and borrowings (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 107,739,990	$ 95,060,928
Current	22,614,434	9,206,283
Non-current	85,125,556	85,854,645
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	8,245,710	7,881,775
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 99,494,280	$ 87,179,153
Bonds | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.80%	9.10%
Borrowings	$ 5,197,949	$ 4,941,024
Bonds | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.10%	5.70%
Borrowings	$ 77,547,079	$ 66,603,695
Syndicate loans | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.80%	5.40%
Borrowings	$ 443,541	$ 600,452
Lease liabilities | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.60%	6.30%
Borrowings	$ 829,123	$ 823,922
Lease liabilities | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	6.00%
Borrowings	$ 367,080	$ 341,177
Commercial loans and others | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.20%	7.80%
Borrowings	$ 1,775,097	$ 1,516,377
Commercial and syndicate loans | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.60%	3.50%
Borrowings	$ 20,810,085	$ 18,750,580
Loans from related parties | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.70%	0.30%
Borrowings	$ 770,036	$ 1,483,701
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	8,245,710
Local currency | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	5,197,949
Local currency | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	829,123
Local currency | Commercial loans and others
Disclosure of detailed information about borrowings [line items]
Borrowings	1,775,097
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	99,494,280
Foreign currency | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	77,547,079
Foreign currency | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	367,080
Foreign currency | Commercial loans
Disclosure of detailed information about borrowings [line items]
Borrowings	14,697,191
Foreign currency | Loans from related parties
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 770,036